UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Change Finance ESG ETF

(CHGX)

AXS First Priority CLO Bond ETF

(AAA)

SEMI-ANNUAL REPORT

JANUARY 31, 2023

AXS ETFs

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	27
Expense Examples	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	APPAREL — 2.1%
10,346	NIKE, Inc. - Class B	$1,317,356
34,666	VF Corp.	1,072,566
		2,389,922
	BANKS — 1.1%
24,740	Bank of New York Mellon Corp.	1,251,102

	BUILDING MATERIALS — 2.0%
25,616	Carrier Global Corp.	1,166,296
6,191	Vulcan Materials Co.	1,134,996
		2,301,292
	CHEMICALS — 2.0%
7,577	Ecolab, Inc.	1,173,147
8,398	PPG Industries, Inc.	1,094,595
		2,267,742
	COMMERCIAL SERVICES — 5.1%
4,298	Automatic Data Processing, Inc.	970,531
5,749	Equifax, Inc.	1,277,428
3,806	Moody's Corp.	1,228,387
14,492	PayPal Holdings, Inc.*	1,180,953
3,216	S&P Global, Inc.	1,205,807
		5,863,106
	COMPUTERS — 3.8%
3,775	Accenture PLC - Class A1	1,053,414
7,671	Apple, Inc.	1,106,848
21,347	Fortinet, Inc.*	1,117,302
7,623	International Business Machines Corp.	1,027,047
		4,304,611
	COSMETICS/PERSONAL CARE — 1.2%
4,809	Estee Lauder Cos., Inc. - Class A	1,332,478

	DISTRIBUTION/WHOLESALE — 1.9%
22,050	Fastenal Co.	1,114,628
1,884	W.W. Grainger, Inc.	1,110,580
		2,225,208
	DIVERSIFIED FINANCIAL SERVICES — 8.2%
7,204	American Express Co.	1,260,195
3,423	Ameriprise Financial, Inc.	1,198,461
1,585	BlackRock, Inc.	1,203,348
13,766	Charles Schwab Corp.	1,065,764

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
6,430	CME Group, Inc.	$1,135,924
10,487	Intercontinental Exchange, Inc.	1,127,877
3,185	Mastercard, Inc. - Class A	1,180,361
5,233	Visa, Inc. - Class A	1,204,689
		9,376,619
	ELECTRIC — 1.0%
12,553	Ormat Technologies, Inc.	1,161,780

	ENERGY-ALTERNATE SOURCES — 1.5%
3,538	Enphase Energy, Inc.*	783,242
34,839	Sunrun, Inc.*	915,569
		1,698,811
	FOOD — 1.8%
21,134	Campbell Soup Co.	1,097,489
13,133	Sysco Corp.	1,017,282
		2,114,771
	HAND/MACHINE TOOLS — 1.1%
13,889	Stanley Black & Decker, Inc.	1,240,427

	HEALTHCARE-PRODUCTS — 6.0%
10,545	Abbott Laboratories	1,165,750
14,697	Edwards Lifesciences Corp.*	1,127,260
4,195	Intuitive Surgical, Inc.*	1,030,670
14,360	Medtronic PLC[1]	1,201,788
4,847	Stryker Corp.	1,230,217
2,025	Thermo Fisher Scientific, Inc.	1,154,918
		6,910,603
	HEALTHCARE-SERVICES — 1.9%
13,049	Centene Corp.*	994,856
4,725	HCA Healthcare, Inc.	1,205,206
		2,200,062
	HOME BUILDERS — 1.3%
25,337	PulteGroup, Inc.	1,441,422

	HOUSEHOLD PRODUCTS/WARES — 1.9%
13,862	Church & Dwight Co., Inc.	1,120,881
8,369	Kimberly-Clark Corp.	1,088,054
		2,208,935

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 3.0%
17,987	American International Group, Inc.	$1,137,138
3,682	Aon PLC - Class A1	1,173,380
6,554	Marsh & McLennan Cos., Inc.	1,146,360
		3,456,878
	INTERNET — 4.0%
11,250	Alphabet, Inc. - Class A*	1,111,950
11,198	Alphabet, Inc. - Class C*	1,118,344
3,712	Netflix, Inc.*	1,313,528
6,687	Palo Alto Networks, Inc.*	1,060,826
		4,604,648
	MACHINERY-DIVERSIFIED — 0.9%
2,573	Deere & Co.	1,087,967

	MEDIA — 1.1%
11,606	Walt Disney Co.*	1,259,135

	PHARMACEUTICALS — 9.4%
6,655	AmerisourceBergen Corp.	1,124,429
4,553	Becton, Dickinson and Co.	1,148,358
14,147	Bristol-Myers Squibb Co.	1,027,779
14,164	Cardinal Health, Inc.	1,094,169
3,451	Cigna Corp.	1,092,828
3,059	Eli Lilly & Co.	1,052,755
6,375	Johnson & Johnson	1,041,802
2,976	McKesson Corp.	1,126,952
10,307	Merck & Co., Inc.	1,107,075
22,620	Pfizer, Inc.	998,899
		10,815,046
	REITS — 3.2%
1,642	Equinix, Inc.	1,212,009
9,634	Prologis, Inc.	1,245,484
9,504	Simon Property Group, Inc.	1,220,884
		3,678,377
	RETAIL — 5.8%
6,194	Genuine Parts Co.	1,039,477
1,315	O'Reilly Automotive, Inc.*	1,041,940
9,648	Ross Stores, Inc.	1,140,297
14,182	TJX Cos., Inc.	1,160,939
2,440	Ulta Beauty, Inc.*	1,254,062
27,360	Walgreens Boots Alliance, Inc.	1,008,490
		6,645,205

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 11.0%
14,646	Advanced Micro Devices, Inc.*	$1,100,647
6,604	Analog Devices, Inc.	1,132,388
2,058	Broadcom, Inc.	1,203,951
37,782	Intel Corp.	1,067,719
2,884	KLA Corp.	1,131,912
24,431	Marvell Technology, Inc.	1,054,198
14,341	Microchip Technology, Inc.	1,113,148
19,705	Micron Technology, Inc.	1,188,212
6,703	NVIDIA Corp.	1,309,565
8,978	QUALCOMM, Inc.	1,195,959
6,294	Texas Instruments, Inc.	1,115,360
		12,613,059
	SOFTWARE — 14.3%
3,294	Adobe, Inc.*	1,219,900
5,620	Autodesk, Inc.*	1,209,199
6,602	Cadence Design Systems, Inc.*	1,207,044
8,686	Electronic Arts, Inc.	1,117,715
15,639	Fidelity National Information Services, Inc.	1,173,551
10,880	Fiserv, Inc.*	1,160,678
2,785	Intuit, Inc.	1,177,136
4,448	Microsoft Corp.	1,102,259
2,236	MSCI, Inc.	1,188,568
13,674	Oracle Corp.	1,209,602
9,154	Paychex, Inc.	1,060,582
7,102	Salesforce, Inc.*	1,192,923
2,726	ServiceNow, Inc.*	1,240,684
3,344	Synopsys, Inc.*	1,182,940
		16,442,781
	TELECOMMUNICATIONS — 2.0%
58,889	AT&T, Inc.	1,199,569
22,835	Cisco Systems, Inc.	1,111,379
		2,310,948

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.0%
7,476	American Water Works Co., Inc.	$1,169,919
	TOTAL COMMON STOCKS
	(Cost $115,720,573)	114,372,854

	TOTAL INVESTMENTS — 99.6%
	(Cost $115,720,573)	114,372,854

	Other Assets in Excess of Liabilities — 0.4%	431,233
	TOTAL NET ASSETS — 100.0%	$114,804,087

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

SUMMARY OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	14.3%
Semiconductors	11.0%
Pharmaceuticals	9.4%
Diversified Financial Services	8.2%
Healthcare-Products	6.0%
Retail	5.8%
Commercial Services	5.1%
Internet	4.0%
Computers	3.8%
REITS	3.2%
Insurance	3.0%
Apparel	2.1%
Telecommunications	2.0%
Chemicals	2.0%
Building Materials	2.0%
Household Products/Wares	1.9%
Distribution/Wholesale	1.9%
Healthcare-Services	1.9%
Food	1.8%
Energy-Alternate Sources	1.5%
Home Builders	1.3%
Cosmetics/Personal Care	1.2%
Media	1.1%
Banks	1.1%
Hand/Machine Tools	1.1%
Water	1.0%
Electric	1.0%
Machinery-Diversified	0.9%
Total Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 93.4%
$350,000	AIMCO CLO Series Series 2017-AA, 5.858%, (3-Month USD Libor+105 basis points), 4/20/2034[1,2,3]	$342,516
350,000	AMMC CLO XI Ltd. Series 2012-11A, 5.812%, (3-Month USD Libor+101 basis points), 4/30/2031[1,2,3]	345,972
248,783	AMMC CLO XVIII Ltd. Series 2016-18A, 5.836%, (3-Month USD Libor+110 basis points), 5/26/2031[1,2,3]	245,196
147,332	Atrium XII Ltd. Series 12A, 5.645%, (3-Month USD Libor+83 basis points), 4/22/2027[1,2,3]	145,851
250,000	Bain Capital Credit CLO Series 2018-1A, 5.775%, (3-Month USD Libor+96 basis points), 4/23/2031[1,2,3]	247,514
291,452	Barings CLO Ltd. Series 2015-2A, 5.998%, (3-Month USD Libor+119 basis points), 10/20/2030[1,2,3]	286,428
250,000	Battalion CLO XX Ltd. Series 2021-20A, 5.972%, (3-Month USD Libor+118 basis points), 7/15/2034[1,2,3]	244,563
295,235	Burnham Park CLO Ltd. Series 2016-1A, 5.958%, (3-Month USD Libor+115 basis points), 10/20/2029[1,2,3]	293,302
375,000	Cedar Funding VII CLO Ltd. Series 2018-7A, 5.808%, (3-Month USD Libor+100 basis points), 1/20/2031[1,2,3]	372,683
	CIFC Funding Ltd.
290,000	Series 2021-4A, 5.842%, (3-Month USD Libor+105 basis points), 7/15/2033[1,2,3]	287,435
250,000	Series 2014-4RA, 5.962%, (3-Month USD Libor+117 basis points), 1/17/2035[1,2,3]	246,528
250,000	Elmwood CLO IV Ltd. Series 2020-1A, 6.032%, (3-Month USD Libor+124 basis points), 4/15/2033[1,2,3]	248,654
375,000	Generate CLO IV Ltd. Series 4A, 5.898%, (3-Month USD Libor+109 basis points), 4/20/2032[1,2,3]	371,896
34,476	LCM XIX LP Series 19A, 6.032%, (3-Month USD Libor+124 basis points), 7/15/2027[1,2,3]	34,450
375,000	LCM XVIII LP Series 18A, 5.828%, (3-Month USD Libor+102 basis points), 4/20/2031[1,2,3]	371,214
86,695	LCM XX LP Series 20A, 5.848%, (3-Month USD Libor+104 basis points), 10/20/2027[1,2,3]	85,984
375,000	Magnetite XII Ltd. Series 2015-12A, 5.892%, (3-Month USD Libor+110 basis points), 10/15/2031[1,2,3]	372,401

AXS First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	Palmer Square CLO Ltd. Series 2014-1A, 5.922%, (3-Month USD Libor+113 basis points), 1/17/2031[1,2,3]	$248,857
250,000	Recette CLO Ltd. Series 2015-1A, 5.888%, (3-Month USD Libor+108 basis points), 4/20/2034[1,2,3]	245,353
300,000	Rockford Tower CLO Ltd. Series 2021-1A, 5.978%, (3-Month USD Libor+117 basis points), 7/20/2034[1,2,3]	296,310
350,000	Shackleton CLO IV Ltd. Series 2013-4RA, 5.815%, (3-Month USD Libor+100 basis points), 4/13/2031[1,2,3]	343,614
375,000	Symphony CLO XXII Ltd. Series 2020-22A, 6.085%, (3-Month USD Libor+129 basis points), 4/18/2033[1,2,3]	371,859
250,000	Thompson Park CLO Ltd. Series 2021-1A, 5.792%, (3-Month USD Libor+100 basis points), 4/15/2034[1,2,3]	244,725
250,000	TICP CLO IX Ltd. Series 2017-9A, 5.948%, (3-Month USD Libor+114 basis points), 1/20/2031[1,2,3]	248,848
375,000	Voya CLO Ltd. Series 2018-3A, 5.942%, (3-Month USD Libor+115 basis points), 10/15/2031[1,2,3]	372,456
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,958,512)	6,914,609

	TOTAL INVESTMENTS — 93.4%
	(Cost $6,958,512)	6,914,609

	Other Assets in Excess of Liabilities — 6.6%	489,262
	TOTAL NET ASSETS — 100.0%	$7,403,871

LP – Limited Partnership

[1]	Callable.

[2]	Floating rate security.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,914,609, which represents 93.4% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF

SUMMARY OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Security Type	Percent of Total Net Assets
Collateralized Mortgage Obligations	93.4%
Total Investments	93.4%
Other Assets in Excess of Liabilities	6.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of January 31, 2023 (Unaudited)

	Change Finance ESG ETF	First Priority CLO Bond ETF
Assets:
Investments, at value (Cost $115,720,573 and $6,958,512)	$114,372,854	$6,914,609
Cash	345,247	469,690
Receivables:
Due from Advisor	6,515	2,495
Dividends and interest	77,899	17,077
Reclaims receivable	1,572	-
Total assets	114,804,087	7,403,871

Liabilities:
Total liabilities	-	-

Net Assets	$114,804,087	$7,403,871

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$132,983,088	$7,565,048
Total distributable earnings (accumulated deficit)	(18,179,001)	(161,177)
Net Assets	$114,804,087	$7,403,871

Shares of beneficial interest issued and outstanding	3,975,000	300,000
Net asset value per share	$28.88	$24.68

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2023 (Unaudited)

	Change Finance ESG ETF	First Priority CLO Bond ETF
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0)	$839,967	$-
Interest	12,496	175,985
Total investment income	852,463	175,985

Expenses:
Advisory fees	258,057	9,216
Total expenses	258,057	9,216
Net investment income (loss)	594,406	166,769

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(2,529,146)	(15,473)
Net change in unrealized appreciation/(depreciation) on investments	4,119,262	87,865
Net realized and unrealized gain (loss)	1,590,116	72,392

Net Increase (Decrease) in Net Assets from Operations	$2,184,522	$239,161

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$594,406	$985,697
Net realized gain (loss) on investments and foreign currency transactions	(2,529,146)	(2,957,970)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	4,119,262	(16,901,094)
Net increase (decrease) in net assets resulting from operations	2,184,522	(18,873,367)

Distributions to Shareholders	(1,153,806)	(637,137)

Capital Transactions:
Net proceeds from shares sold	14,998,633	98,740,402
Cost of shares redeemed	(4,505,910)	(55,991,155)
Net increase (decrease) in net assets from capital share transactions	10,492,723	42,749,247

Total increase (decrease) in net assets	11,523,439	23,238,743

Net Assets:
Beginning of period	103,280,648	80,041,905
End of period	$114,804,087	$103,280,648

Capital Share Transactions:
Shares sold	550,000	2,975,000
Shares redeemed	(175,000)	(1,725,000)
Net increase (decrease) in capital share transactions	375,000	1,250,000

[1]	With the Plan of Reorganization with respect to the AXS Change Finance ESG ETF (formerly, Change Finance U.S. Large Cap Fossil Fuel Free ETF), Investor Class shareholders received Investor Class shares of the AXS Change Finance ESG ETF effective as of the close of business on March 18, 2022. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2023[1]	Year Ended
	(Unaudited)	July 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$166,769	$127,189
Net realized gain (loss) on investments	(15,473)	(136,062)
Net change in unrealized appreciation/depreciation on investments	87,865	(160,596)
Net increase (decrease) in net assets resulting from operations	239,161	(169,469)

Distributions to Shareholders:	(151,998)	(118,047)

Capital Transactions:
Cost of shares redeemed	-	(2,434,390)
Transaction fees (Note 2c)	-	6,086
Net increase (decrease) in net assets from capital share transactions	-	(2,428,304)

Total increase (decrease) in net assets	87,163	(2,715,820)

Net Assets:
Beginning of period	7,316,708	10,032,528
End of period	$7,403,871	$7,316,708

Capital Share Transactions:
Shares redeemed	-	(100,000)
Net increase (decrease) in capital share transactions	-	(100,000)

[1]	With the Plan of Reorganization with respect to the AXS First Priority CLO Bond ETF (formerly, AAF First Priority CLO Bond ETF), Investor Class shareholders received Investor Class shares of the AXS First Priority CLO Bond ETF effective as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF*

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2023	For the Year Ended July 31,				For the Period October 9, 2017** through
	(Unaudited)	2022	2021	2020	2019	July 31, 2018
Net asset value, beginning of period	$28.69	$34.06	$24.44	$21.88	$19.66	$18.00
Income from Investment Operations:
Net investment income (loss)[1]	0.16	0.29	0.25	0.29	0.30	0.17
Net realized and unrealized gain (loss) on investments	0.33	(5.46)	9.54	2.47	2.13	1.55
Total from investment operations	0.49	(5.17)	9.79	2.76	2.43	1.72

Less Distributions:
From net investment income	(0.30)	(0.20)	(0.17)	(0.20)	(0.21)	(0.06)
Total distributions	(0.30)	(0.20)	(0.17)	(0.20)	(0.21)	(0.06)

Net asset value, end of period	$28.88	$28.69	$34.06	$24.44	$21.88	$19.66

Total return[2]	1.78%[3]	(15.29)%	40.19%	12.69%	12.63%	9.53%[3]
Total return at market price[4]	1.64%[3]	(15.32)%	40.44%	12.34%	12.72%	10.26%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$114,804	$103,281	$80,042	$19,551	$8,750	$3,932

Ratio of expenses to average net assets	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.64%[5,7]
Ratio of net investment income (loss) to average net assets	1.13%[5]	0.94%	0.82%	1.33%	1.48%	1.14%[5]

Portfolio turnover rate[6]	26%[3]	162%	85%	120%	46%	70%[3]

*	Financial information from October 9, 2017 through March 18, 2022 is for the Change Finance U.S. Large Cap Fossil Fuel Free ETF, which was reorganized into the AXS Change Finance ESG ETF as of the close of business on March 18, 2022. See Note 1 in the accompanying Notes to Financial Statements.

**	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Not annualized.

[4]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, Inc.

[5]	Annualized.

[6]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

[7]	Effective April 13, 2018, the adviser reduced its management fee from 0.75% to 0.49%.

See accompanying Notes to Financial Statements.

AXS First Priority CLO Bond ETF*

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the		For the Period
	Six Months Ended	For the	September 8, 2020**
	January 31, 2023	Year Ended	through
	(Unaudited)	July 31, 2022	July 31, 2021
Net asset value, beginning of period	$24.39	$25.08	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.56	0.32	0.25
Net realized and unrealized gain (loss) on investments	0.24	(0.74)	0.02
Total from investment operations	0.80	(0.42)	0.27

Less Distributions:
From net investment income	(0.51)	(0.29)	(0.22)
From net realized gain	-	- [2]	-
Total distributions	(0.51)	(0.29)	(0.22)

Capital Share Transactions:
Transaction fees (Note 2c)[1]	-	0.02	0.03

Net asset value, end of period	$24.68	$24.39	$25.08

Total return[3]	3.32%[4]	(1.60)%	1.21%[4]
Total return at market price[5]	3.41%[4]	(1.73)%	0.98%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,404	$7,317	$10,033

Ratio of expenses to average net assets:	0.25%[6]	0.25%	0.25%[6]
Ratio of net investment income (loss) to average net assets:	4.52%[6]	1.29%	1.11%[6]

Portfolio turnover rate[7]	5%[4]	73%	34%[4]

*	Financial information from September 8, 2020 through October 14, 2022 is for the AAF First Priority CLO Bond ETF, which was reorganized into the AXS First Priority CLO Bond ETF as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.

**	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, Inc.

[6]	Annualized.

[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2023 (Unaudited)

Note 1 – Organization

AXS Change Finance ESG ETF (the “Change Finance ESG ETF”) and AXS First Priority CLO Bond ETF (the “First Priority CLO Bond ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Change Finance ESG ETF’s primary investment objective is to seek to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index. The Change Finance ESG ETF is a passively managed exchange-traded fund (“ETF”).

The Change Finance ESG ETF commenced investment operations on March 21, 2022. Prior to that date, the Change Finance ESG ETF acquired the assets and assumed the liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF (the "Change Finance ESG ETF Predecessor Fund"), a series of ETF Series Solutions in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on December 6, 2021, by the Board of ETF Series Solutions on December 13, 2021, and by beneficial owners of the Change Finance ESG ETF Predecessor Fund on March 15, 2022. The tax-free reorganization was accomplished on March 18, 2022. As a result of the reorganization, the Change Finance ESG ETF assumed the performance and accounting history of the Change Finance ESG ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Change Finance ESG ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Change Finance ESG ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	3,850,000	$120,130,454

The net unrealized appreciation of investments transferred was $2,026,619 as of the date of the acquisition.

The First Priority CLO Bond ETF’s primary investment objective is to seek seeks capital preservation and income. The First Priority CLO Bond ETF is an actively managed ETF.

The First Priority CLO Bond ETF commenced investment operations on October 17, 2022. Prior to that date, the First Priority CLO Bond ETF acquired the assets and assumed the liabilities of the AAF First Priority CLO Bond ETF (the "First Priority CLO Bond ETF Predecessor Fund"), a series of Listed Funds Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 21, 2022, by the Board of Listed Funds Trust on April 13, 2022, and by beneficial owners of the First Priority CLO Bond ETF Predecessor Fund on June 21, 2022. The tax-free reorganization was accomplished on October 14, 2022. As a result of the reorganization, the First Priority CLO Bond ETF assumed the performance and accounting history of the First Priority CLO Bond ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the First Priority CLO Bond ETF Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AAF First Priority CLO Bond ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	300,000	$7,243,274

The net unrealized depreciation of investments transferred was $198,016 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Funds (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for Change Finance ESG ETF and First Priority CLO Bond ETF are $350 and $100, respectively, regardless of the number of Creation Units created in the transaction.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2023, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Change Finance ESG ETF	Annually
First Priority CLO Bond ETF	Monthly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Change Finance ESG ETF and First Priority CLO Bond ETF pay a monthly investment advisory fee to the Advisor at the annual rate of 0.49% and 0.25%, respectively, of the Funds’ average daily net assets. The Advisor has agreed to pay all expenses of the Funds except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisor has engaged Change Finance, PBC (“Change Finance” or the “Sub-Advisor”) to manage the Change Finance ESG ETF’s overall investment program and pays Change Finance an annual sub-advisory fee based upon the Change Finance ESG ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Change Finance’s sub-advisory fee. The Change Finance ESG ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Alternative Access Funds, LLC (“AAF” or the “Sub-Advisor”) to manage the First Priority CLO Bond ETF’s overall investment program and pays AAF an annual sub-advisory fee based upon the First Priority CLO Bond ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of AAF’s sub-advisory fee. The First Priority CLO Bond ETF does not directly pay the Sub-Advisor.

Prior to the close of business on October 14, 2022, investment advisory services were provided to the First Priority CLO Bond ETF Predecessor Fund by AAF, which received investment management fees for its services pursuant to the terms of the investment advisory agreement for the First Priority CLO Bond ETF Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.25% of the First Priority CLO Bond ETF Predecessor Fund’s average daily net assets.

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services, Inc. (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators.

Prior to the close of business on October 14, 2022, U.S. Bank Global Fund Services (“Fund Services”) served as the administrator, fund accountant, and transfer agent to the First Priority CLO Bond ETF Predecessor Fund and U.S. Bank N.A. served as the First Priority CLO Bond ETF Predecessor Fund’s Custodian.

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”). Prior to January 1, 2023, IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), served as the Funds’ Distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on October 14, 2022, Quasar Distributors, LLC served as the First Priority CLO Bond ETF Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on October 14, 2022, Fund Services served as the First Priority CLO Bond ETF Predecessor Fund’s CCO.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At January 31, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

	Change Finance ESG ETF	First Priority CLO Bond ETF
Cost of investments	$116,596,847	$6,958,512

Gross unrealized appreciation	$7,807,381	$7,423
Gross unrealized depreciation	(10,031,374)	(51,326)
Net unrealized depreciation on investments	$(2,223,993)	$(43,903)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Change Finance ESG ETF	First Priority CLO Bond ETF
Undistributed ordinary income	$627,926	$19,490
Undistributed long-term capital gains	-	-
Tax distributable earnings	627,926	19,490

Accumulated capital and other losses	(13,494,388)	(136,062)

Net unrealized appreciation (depreciation) on investments	(6,343,255)	(131,768)

Total distributable earnings (accumulated deficit)	$(19,209,717)	$(248,340)

The tax character of distributions paid during the periods ended July 31, 2022 and 2021 were as follows:

Change Finance ESG ETF
	2022	2021
Distributions paid from:
Ordinary income	$637,137	$192,961
Net long-term capital gains	-	-
Total distributions paid	$637,137	$192,961

First Priority CLO Bond ETF
	2022	2021
Distributions paid from:
Ordinary income	$118,047	$86,767
Net long-term capital gains	-	-
Total distributions paid	$118,047	$86,767

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

As of July 31, 2022, the Funds had net capital loss carryovers as follows:

Change Finance ESG ETF
Not subject to expiration:
Short-term	$13,436,007
Long-Term	58,381
Total	$13,494,388

First Priority CLO Bond ETF
Not subject to expiration:
Short-term	$136,062
Long-Term	-
Total	$136,062

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended January 31, 2023, were as follows:

Fund	Purchases	Sales
Change Finance ESG ETF	$27,327,514	$27,572,514
First Priority CLO Bond ETF	343,583	573,534

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended January 31, 2023 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Change Finance ESG ETF	$14,840,346	$4,417,039	$64,313

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2023, in valuing the Funds’ assets carried at fair value:

Change Finance ESG ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$114,372,854	$-	$-	$114,372,854
Total Investments	$114,372,854	$-	$-	$114,372,854

First Priority CLO Bond ETF	Level 1***	Level 2	Level 3***	Total
Investments
Collateralized Mortgage Obligations	$-	$6,914,609	$-	$6,914,609
Total Investments	$-	$6,914,609	$-	$6,914,609

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

***	The Fund did not hold any Level 1 or 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2023 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS First Priority CLO Bond ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on April 20-21, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Alternative Access Funds, LLC (the “Sub-Advisor”) with respect to the AXS First Priority CLO Bond ETF series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

At an in-person meeting held on October 26-27, 2022, the Board and the Independent Trustees reviewed and unanimously approved and ratified the amended Sub-Advisory Agreement, which included an updated sub-advisory fee. The amended Sub-Advisory Agreement did not affect the amount of the advisory fee paid by the Fund, and the sub-advisory fee continued to be paid by the Investment Advisor, and not by the Fund. In approving each Fund Advisory Agreement, and in approving and ratifying the amended Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval and ratification was in the best interests of the Fund and its shareholders.

Background

In advance of the meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the AAF First Priority CLO Bond ETF (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-year period ended January 31, 2022; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Ultrashort Bond fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements and the proposed approval and ratification of the amended Sub-Advisory Agreement. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, and in approving and ratifying the amended Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS First Priority CLO Bond ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

AXS Investments LLC

Nature, Extent and Quality of Services

With respect to the relevant performance information, the April meeting materials indicated that the Predecessor Fund’s total return for the one-year period was above the Peer Group and Ultrashort Bond Fund Universe median returns and the Bloomberg Government/Corporate 1-Year Duration Index return.

The Board noted its familiarity with the Investment Advisor as the investment advisor for other series of the Trust, and considered the Sub-Advisor’s role as the investment advisor to the Predecessor Fund. The Board also considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

At the April meeting, the Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was slightly higher than the Fund Universe and Peer Group medians by 0.005% and 0.01%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Fund’s estimated annual total expenses (net of fee waivers) were the same as the Peer Group median, but slightly higher than the Fund Universe median by 0.02%. The Trustees considered, however, that the average net assets of the Predecessor Fund were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

AXS First Priority CLO Bond ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $10 million. The Board determined that the Investment Advisor’s anticipated profit with respect to the Fund was reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Alternative Access Funds, LLC

Nature, Extent and Quality of Services

At the April meeting, the Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

At the April meeting, the Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, which they noted was lower than the advisory fee it charged as the advisor to the Predecessor Fund. The Trustees noted that the Sub-Advisor had determined to have the Predecessor Fund become part of a larger family of funds under the Investment Advisor’s brand, with access to the support and resources of the Investment Advisor, and that this might provide greater opportunity for the Sub-Advisor to grow its business. The Trustees also noted that the Sub-Advisor does not manage any other accounts with the same objectives and policies as the Fund (other than the Predecessor Fund), and therefore they did not have a good basis for comparing the Fund’s proposed sub-advisory fee with those of other similar client accounts of the Sub-Advisor. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

At the October meeting, the Board considered that the Investment Advisor and Sub-Advisor proposed changing the sub-advisory fee to be 50% of the net revenue received by the Investment Advisor from the Fund. The Trustees observed that the new fee split is consistent with the sub-advisory fees paid by the Investment Advisor with respect to other series of the Trust managed by the Investment Advisor. The Trustees also considered the Investment Advisor’s representation that there would be no change to the quantity or quality of services provided to the Fund by either the Investment Advisor or the Sub-Advisor in connection with the proposed change in the sub-advisory fee. The Trustees further considered that there would be no change to the advisory fee paid by the Fund.

AXS First Priority CLO Bond ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement, and the amended Sub-Advisory Agreement, would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement, and approval and ratification of the amended Sub-Advisory Agreement, was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement and approved and ratified the amended Sub-Advisory Agreement, with respect to the Fund.

AXS ETFs

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 18-19, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period – March 21, 2022 through October 31, 2022

AXS Change Finance ESG ETF1

Reporting Period – October 15, 2022 through October 31, 2022

AXS First Priority CLO Bond ETF2

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
●	With respect to the AXS Change Finance ESG ETF, the Fund Program’s liquidity classification as an ETF or In-Kind ETF and the requirement to maintain this classification;
●	An overview of market liquidity for each Fund during the Program Reporting Periods;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

[1]	Fund reorganized into the Trust on March 21, 2022.
[2]	Fund reorganized into the Trust on October 15, 2022.

AXS ETFs

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended January 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Change Finance ESG ETF	8/1/22	1/31/23	8/1/22 – 1/31/23
Actual Performance	$1,000.00	$1,017.80	$2.49
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	2.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended January 31, 2023 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
First Priority CLO Bond ETF	8/1/22	1/31/23	8/1/22 – 1/31/23
Actual Performance	$1,000.00	$1,033.20	$1.28
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	1.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS Change Finance ESG ETF	CHGX	46144X 107
AXS First Priority CLO Bond ETF	AAA	46144X 610

Privacy Principles of the AXS ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the ETFs or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 984-2510 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the ETFs at (866) 984-2510.

AXS ETFs
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 984-2510

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	4/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	4/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	4/10/2023